SUBSEQUENT EVENTS (Details) - $ / shares	Nov. 03, 2022	Nov. 02, 2022	Sep. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
Ordinary shares, authorized			50,000,000,000	50,000,000,000
Ordinary shares, par value			$ 0	$ 0
Subsequent Event
SUBSEQUENT EVENTS
Ordinary shares, authorized	500,000,000,000	50,000,000,000
Ordinary shares, par value	$ 0